Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Intangible Assets and Goodwill

							Acquisition
					Impairment		through	Effects of	Balance at
	Balance at				expenses/	Disposal of	business	movements in	31 December
Cost	1 January 2020	Additions	Disposals	Transfers	(reversals)	subsidiaries	combinations	exchange rates	2020
Telecommunication licenses	9,132,617	695	(32,445)	10,110	—	—	—	77,756	9,188,733
Computer software	10,133,924	1,621,210	(31,808)	107,819	—	(10,164)	—	14,846	11,835,827
Transmission line software	74,379	14,120	—	—	—	—	—	—	88,499
Central betting system operating right	12,426	—	—	—	—	(12,426)	—	—	—
Indefeasible right of usage	117,618	9,709	—	32,668	—	—	—	—	159,995
Brand name	7,740	1,518	—	—	—	—	—	225	9,483
Customer base	15,512	—	—	—	—	—	—	—	15,512
Goodwill (*)	32,834	—	—	—	—	—	7,176	—	40,010
Subscriber acquisition cost	3,248,859	1,573,606	(37,307)	—	—	—	—	2,695	4,787,853
Other	93,942	20,968	(388)	39	—	—	71,652	530	186,743
Construction in progress	13,452	134,089	(712)	(145,795)	—	—	—	108	1,142
Total	22,883,303	3,375,915	(102,660)	4,841	—	(22,590)	78,828	96,160	26,313,797

Accumulated amortization
Telecommunication licenses	3,632,968	636,749	(28,052)	(7,700)	—	—	—	19,238	4,253,203
Computer software	6,290,133	1,023,203	(24,295)	—	18,460	(10,164)	—	6,857	7,304,194
Transmission line software	71,602	7,471	—	—	—	—	—	—	79,073
Central betting system operating right	12,375	—	—	—	—	(12,375)	—	—	—
Indefeasible right of usage	40,420	8,854	—	7,700	—	—	—	—	56,974
Brand name	7,040	—	—	—	—	—	—	—	7,040
Customer base	12,648	437	—	—	—	—	—	—	13,085
Subscriber acquisition cost	1,447,606	721,637	(37,307)	—	—	—	—	1,819	2,133,755
Other	60,449	38,158	(107)	—	—	—	—	189	98,689
Total	11,575,241	2,436,509	(89,761)	—	18,460	(22,539)	—	28,103	13,946,013

Net book amount	11,308,062	939,406	(12,899)	4,841	(18,460)	(51)	78,828	68,057	12,367,784

							Balance at
	Balance at					Effects of movements	31 December
Cost	1 January 2019	Additions	Disposals	Transfers	Impairment	in exchange rates	2019
Telecommunication licenses	8,722,998	8,871	(17,035)	29,161	—	388,622	9,132,617
Computer software	8,539,038	1,441,780	(44,952)	89,729	—	108,329	10,133,924
Transmission line software	73,139	1,240	—	—	—	—	74,379
Central betting system operating right	11,981	445	—	—	—	—	12,426
Indefeasible right of usage	117,618	—	—	—	—	—	117,618
Brand name	7,040	700	—	—	—	—	7,740
Customer base	15,512	—	—	—	—	—	15,512
Goodwill	32,834	—	—	—	—	—	32,834
Subscriber acquisition cost	2,034,053	1,232,539	(39,496)	—	—	21,763	3,248,859
Other	50,005	50,334	(61)	(8,972)	—	2,636	93,942
Construction in progress	18,007	85,202	—	(96,991)	(585)	7,819	13,452
Total	19,622,225	2,821,111	(101,544)	12,927	(585)	529,169	22,883,303

Accumulated amortization
Telecommunication licenses	2,948,235	611,197	(17,035)	—	17	90,554	3,632,968
Computer software	5,481,895	768,238	(41,214)	7,770	1,902	71,542	6,290,133
Transmission line software	67,017	4,585	—	—	—	—	71,602
Central betting system operating right	12,074	301	—	—	—	—	12,375
Indefeasible right of usage	31,855	8,565	—	—	—	—	40,420
Brand name	7,040	—	—	—	—	—	7,040
Customer base	12,211	437	—	—	—	—	12,648
Subscriber acquisition cost	974,200	495,861	(39,496)	—	—	17,041	1,447,606
Other	37,526	29,032	(61)	(7,940)	36	1,856	60,449
Total	9,572,053	1,918,216	(97,806)	(170)	1,955	180,993	11,575,241

Net book amount	10,050,172	902,895	(3,738)	13,097	(2,540)	348,176	11,308,062